United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4539

(Investment Company Act File Number)

Federated Adjustable Rate Securities Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/15

Date of Reporting Period: Quarter ended 11/30/14

Item 1. Schedule of Investments

Federated Adjustable Rate Securities Fund
Portfolio of Investments
November 30, 2014 (unaudited)
Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—42.2%
	Federal Home Loan Mortgage Corporation ARM—14.8%
$10,367,144	1.962%, 7/1/2034	$10,846,157
3,664,164	1.974%, 7/1/2038	3,906,966
4,488,438	2.025%, 7/1/2030 - 5/1/2035	4,644,789
1,881,411	2.130%, 2/1/2035	1,983,383
17,457	2.229%, 9/1/2020	17,750
3,728,043	2.231%, 5/1/2035	3,968,155
118,434	2.250%, 4/1/2035	126,650
300,323	2.279%, 4/1/2027	311,889
5,008,330	2.281%, 11/1/2036	5,311,385
6,395,523	2.344%, 7/1/2036	6,810,638
10,763,009	2.372%, 1/1/2038	11,447,526
16,816,128	2.375%, 4/1/2034 - 2/1/2035	17,948,559
1,290,433	2.376%, 4/1/2034	1,372,050
5,582,705	2.386%, 10/1/2033	5,941,901
2,374,331	2.387%, 2/1/2036	2,547,211
1,334,619	2.390%, 4/1/2038	1,431,796
4,329,506	2.422%, 12/1/2034	4,620,181
3,628,479	2.441%, 4/1/2037	3,884,279
3,816,965	2.459%, 8/1/2035	4,078,236
3,540,762	2.463%, 11/1/2034	3,798,572
1,313,219	2.480%, 4/1/2036	1,408,837
2,107,829	2.481%, 12/1/2039	2,261,304
1,874,612	2.525%, 7/1/2036	2,011,107
4,890,913	2.587%, 7/1/2035	5,234,235
	TOTAL	105,913,556
	Federal National Mortgage Association ARM—27.3%
4,715,913	1.330%, 3/1/2044	4,847,015
2,373,189	1.380%, 7/1/2042	2,428,316
1,813,626	1.780%, 9/1/2033	1,892,739
3,828,960	1.810%, 10/1/2033 - 7/1/2036	3,994,380
677,702	1.860%, 5/1/2038	717,751
5,732,852	1.900%, 8/1/2034	5,986,232
3,588,768	1.910%, 10/1/2034	3,773,223
8,261,467	1.930%, 8/1/2034 - 5/1/2039	8,637,611
2,807,281	1.970%, 6/1/2034	2,938,898
2,017,110	1.980%, 5/1/2035	2,123,088
952,874	2.000%, 5/1/2035	998,891
4,768,818	2.030%, 10/1/2037	5,033,086
645,772	2.060%, 11/1/2035	679,245
2,461,800	2.120%, 4/1/2034 - 12/1/2034	2,597,245
12,264,290	2.142%, 8/1/2039	13,070,876
40,094	2.170%, 2/1/2020	40,915
1,641,972	2.180%, 1/1/2035	1,735,333
1,862,326	2.200%, 6/1/2034	1,978,438
642,656	2.210%, 12/1/2034	681,616
99,193	2.220%, 10/1/2033	105,720

Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—continued
	Federal National Mortgage Association ARM—continued
$10,896,101	2.230%, 7/1/2035 - 3/1/2039	$11,568,782
91,949	2.250%, 2/1/2019	94,023
2,188,358	2.257%, 5/1/2035	2,331,233
213,873	2.260%, 2/1/2036	226,958
7,754,982	2.290%, 1/1/2039	8,213,139
7,867,078	2.300%, 7/1/2035 - 5/1/2036	8,346,754
517,860	2.310%, 2/1/2036	555,566
205,470	2.320%, 5/1/2018	209,332
11,672,549	2.330%, 5/1/2035 - 12/1/2040	12,401,929
14,954,117	2.340%, 2/1/2033 - 1/1/2035	15,918,400
5,797,882	2.350%, 6/1/2035 - 7/1/2035	6,167,405
2,682,837	2.370%, 7/1/2035	2,856,457
3,117,587	2.400%, 10/1/2016 - 10/1/2035	3,343,431
2,309,074	2.420%, 10/1/2037	2,470,825
3,947,537	2.460%, 7/1/2035	4,214,182
3,570,067	2.510%, 12/1/2039	3,830,011
1,790,989	2.550%, 5/1/2036	1,921,394
2,772,392	2.560%, 1/1/2036	2,968,805
3,381,405	2.567%, 2/1/2042	3,531,061
1,406,475	2.590%, 12/1/2040	1,508,883
225,207	2.600%, 7/1/2027	237,787
18,001,919	2.605%, 8/1/2035	19,310,587
2,214,374	2.903%, 11/1/2040	2,375,607
6,536,712	3.038%, 1/1/2044	6,776,168
4,075,011	3.537%, 1/1/2040	4,371,721
1,333,529	3.800%, 7/1/2039	1,430,601
3,534,428	3.970%, 11/1/2039	3,791,777
	TOTAL	195,233,436
	Government National Mortgage Association ARM—0.1%
956,826	1.625%, 1/20/2022 - 10/20/2029	975,924
20,981	2.000%, 1/20/2030	21,982
	TOTAL	997,906
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $296,216,229)	302,144,898
	COLLATERALIZED MORTGAGE OBLIGATIONS—42.7%
	Federal Home Loan Mortgage Corporation—13.8%
5,342,301	REMIC 4149 F, 0.405%, 1/15/2033	5,332,438
2,312,492	REMIC 3012 EF, 0.455%, 8/15/2035	2,316,913
2,551,548	REMIC 3236 KF, 0.455%, 11/15/2036	2,551,321
11,096,240	REMIC 3284 BF, 0.455%, 3/15/2037	11,155,344
6,119,617	REMIC 4116 MF, 0.455%, 11/15/2039	6,114,384
4,277,985	REMIC 4132 FE, 0.455%, 12/15/2040	4,273,023
2,732,158	REMIC 3284 AF, 0.465%, 3/15/2037	2,735,680
209,448	REMIC 3001 EA, 0.505%, 3/15/2035	209,993
588,173	REMIC 3155 PF, 0.505%, 5/15/2036	590,897
461,130	REMIC 3174 FL, 0.505%, 6/15/2036	463,121
2,259,380	REMIC 3380 FP, 0.505%, 11/15/2036	2,267,093
595,064	REMIC 3179 FP, 0.535%, 7/15/2036	597,357
1,528,726	REMIC 2819 F, 0.555%, 6/15/2034	1,536,490
5,833,898	REMIC 4226 FA, 0.555%, 7/15/2043	5,838,757

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal Home Loan Mortgage Corporation—continued
$449,116	REMIC 3221 FW, 0.575%, 9/15/2036	$451,844
616,553	REMIC 3213 GF, 0.585%, 9/15/2036	620,595
693,662	REMIC 3085 UF, 0.605%, 12/15/2035	699,397
4,901,183	REMIC 3981 FC, 0.605%, 1/15/2038	4,910,740
9,256,271	REMIC 4048 FA, 0.605%, 5/15/2042	9,304,665
1,808,399	REMIC 3156 HF, 0.640%, 8/15/2035	1,823,551
9,941,165	REMIC 3740 FB, 0.655%, 10/15/2040	9,993,413
617,340	REMIC 2475 FD, 0.705%, 6/15/2031	624,962
5,926,627	REMIC 3996 YF, 0.705%, 2/15/2042	5,966,065
569,926	REMIC 2380 FL, 0.755%, 11/15/2031	578,586
1,337,855	REMIC 3593 CF, 0.755%, 2/15/2036	1,352,415
7,522,293	REMIC 3609 FA, 0.815%, 12/15/2039	7,664,163
2,139,382	REMIC 3550 GF, 0.905%, 7/15/2039	2,181,187
2,377,388	REMIC 3556 FA, 1.065%, 7/15/2037	2,432,447
552,377	REMIC 2480 NF, 1.155%, 1/15/2032	564,210
239,140	REMIC 2452 FC, 1.155%, 1/15/2032	243,965
226,024	REMIC 2448 FA, 1.155%, 1/15/2032	230,584
802,786	REMIC 2475 F, 1.155%, 2/15/2032	820,534
581,387	REMIC 2434 FA, 1.155%, 3/15/2032	594,072
182,721	REMIC 2470 EF, 1.155%, 3/15/2032	186,708
179,919	REMIC 2498 AF, 1.155%, 3/15/2032	183,844
759,937	REMIC 2459 FP, 1.155%, 6/15/2032	775,809
	TOTAL	98,186,567
	Federal National Mortgage Association—22.7%
980,291	REMIC 2007-16 PF, 0.345%, 3/25/2037	977,864
8,364,169	REMIC 2006-W1 2AF1, 0.375%, 2/25/2046	8,301,678
4,892,413	REMIC 2006-49 PF, 0.405%, 4/25/2036	4,899,064
1,233,907	REMIC 2007-20 F, 0.415%, 3/25/2037	1,231,850
5,887,861	REMIC 2014-M12 FA, 0.453%, 10/25/2021	5,915,813
2,912,826	REMIC 2005-67 FJ, 0.455%, 8/25/2035	2,918,196
603,344	REMIC 2006-11 FB, 0.455%, 3/25/2036	604,091
5,377,313	REMIC 2006-72 TE, 0.455%, 8/25/2036	5,391,745
6,689,172	REMIC 2012-135 FA, 0.455%, 11/25/2039	6,687,611
11,606,868	REMIC 2012-141 PF, 0.455%, 10/25/2041	11,615,856
953,381	REMIC 2006-20 PF, 0.475%, 11/25/2030	955,749
1,072,706	REMIC 2007-67 FB, 0.475%, 7/25/2037	1,075,020
576,613	REMIC 2005-67 FM, 0.505%, 8/25/2035	579,254
3,554,922	REMIC 2008-52 FD, 0.505%, 6/25/2036	3,568,152
2,625,880	REMIC 2006-65 DF, 0.505%, 7/25/2036	2,635,571
412,122	REMIC 2006-81 FA, 0.505%, 9/25/2036	414,345
7,536,804	REMIC 2012-60 EF, 0.505%, 4/25/2042	7,560,105
8,781,747	REMIC 2012-119 FB, 0.505%, 11/25/2042	8,768,397
990,429	REMIC 2006-8 NF, 0.525%, 3/25/2036	994,666
1,253,871	REMIC 2012-99 FB, 0.535%, 9/25/2042	1,257,701
3,337,694	REMIC 2004-28 PF, 0.555%, 3/25/2034	3,360,423
993,976	REMIC 2006-76 QF, 0.555%, 8/25/2036	999,515
2,764,755	REMIC 2006-103 FB, 0.555%, 10/25/2036	2,789,897
7,559,500	REMIC 2012-130 DF, 0.555%, 12/25/2042	7,569,481
227,431	REMIC 2001-57 FA, 0.605%, 6/25/2031	228,226
6,495,664	REMIC 2007-71 WF, 0.605%, 7/25/2037	6,542,381

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$886,188		REMIC 2007-88 FY, 0.615%, 9/25/2037	$891,432
6,267,737		REMIC 2007-88 GF, 0.635%, 9/25/2037	6,298,761
399,694		REMIC 2002-52 FG, 0.655%, 9/25/2032	404,261
1,193,956		REMIC 2007-84 FN, 0.655%, 8/25/2037	1,203,199
2,208,021		REMIC 2010-39 EF, 0.675%, 6/25/2037	2,228,641
177,527		REMIC 2002-77 FG, 0.703%, 12/18/2032	179,691
723,377		REMIC 2001-32 FA, 0.705%, 7/25/2031	733,176
1,475,760		REMIC 2007-88 FW, 0.705%, 9/25/2037	1,479,497
9,549,403		REMIC 2011-4 PF, 0.705%, 2/25/2041	9,670,957
374,146		REMIC 2007-102 FA, 0.725%, 11/25/2037	377,594
239,677		REMIC 2001-71 FS, 0.755%, 11/25/2031	243,014
7,369,326		REMIC 2012-14 BF, 0.755%, 3/25/2042	7,440,254
182,569		REMIC 2001-62 FC, 0.805%, 11/25/2031	185,403
9,264,706		REMIC 2010-67 FC, 0.855%, 6/25/2040	9,403,940
383,030		REMIC 2002-8 FA, 0.903%, 3/18/2032	390,066
3,996,048		REMIC 2009-87 FX, 0.905%, 11/25/2039	4,064,955
5,614,264		REMIC 2009-106 FN, 0.905%, 1/25/2040	5,724,105
1,964,211		REMIC 2009-78 UF, 0.925%, 10/25/2039	2,002,979
5,210,708		REMIC 2009-87 HF, 1.005%, 11/25/2039	5,321,199
958,083		REMIC 2002-7 FG, 1.055%, 1/25/2032	975,541
467,276		REMIC 2002-77 FA, 1.153%, 12/18/2032	477,650
234,778		REMIC 2002-60 FH, 1.155%, 8/25/2032	239,997
1,444,787		REMIC 2002-58 FG, 1.155%, 8/25/2032	1,476,902
1,810,755		REMIC 2008-69 FB, 1.155%, 6/25/2037	1,859,169
1,118,365		REMIC 2008-75 DF, 1.405%, 9/25/2038	1,148,770
194,764		REMIC 1995-17 B, 1.830%, 2/25/2025	196,333
		TOTAL	162,460,137
		Government National Mortgage Association—5.3%
8,140,634		REMIC 2012-H24 FC, 0.552%, 10/20/2062	8,122,749
10,578,521		REMIC 2013-H15 FA, 0.692%, 6/20/2063	10,600,471
19,342,953		REMIC 2013-H19 FC, 0.752%, 8/20/2063	19,481,372
		TOTAL	38,204,592
		Non-Agency Mortgage-Backed Securities—0.9%
6,835,913		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	6,538,282
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $303,472,137)	305,389,578
		COMMERCIAL MORTGAGE-BACKED SECURITIES—6.2%
		Agency Commercial Mortgage-Backed Securities—5.3%
5,298,843		FHLMC Remic KF03 A, 0.497%, 1/25/2021	5,295,988
7,938,726		FHLMC Remic KF02 A1, 0.535%, 7/25/2020	7,955,957
7,453,591		FHLMC Remic KS02 A, 0.537%, 8/25/2023	7,453,591
17,342,880		FHLMC Remic KGRP A, 0.537%, 4/25/2020	17,391,125
		TOTAL	38,096,661
		Non-Agency Commercial Mortgage-Backed Securities—0.9%
6,400,000	[1,2]	Citigroup Commercial Mortgage Trust 2014-388G, Class A, 0.905%, 6/15/2033	6,392,618
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $44,455,036)	44,489,279
		MORTGAGE-BACKED SECURITIES—3.7%
		Federal National Mortgage Association—3.7%
8,357,330		4.000%, 1/1/2026 - 3/1/2026	8,965,521
627,396		5.000%, 1/1/2024	682,747

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$10,813,658	FNMA, 3.000%, 8/1/2023	$11,327,729
4,945,691	FNMA, 3.500%, 9/1/2044	5,159,167
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $25,456,144)	26,135,164
	U.S. TREASURY—2.8%
	U.S. Treasury Notes—2.8%
20,000,000	0.875%, 10/15/2017 (IDENTIFIED COST $19,976,406)	20,009,218
	REPURCHASE AGREEMENT—3.6%
25,751,000	Interest in $400,000,000 joint repurchase agreement 0.10%, dated 11/28/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $400,003,333 on 12/1/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/16/2040 and the market value of those underlying securities was $411,841,992. (AT COST)	25,751,000
	TOTAL INVESTMENTS—101.2% (IDENTIFIED COST $715,326,952)[3]	723,919,137
	OTHER ASSETS AND LIABILITIES - NET—(1.2)%[4]	(8,859,461)
	TOTAL NET ASSETS—100%	$715,059,676
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2014, these restricted securities amounted to $6,392,618, which represented 0.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At November 30, 2014, these liquid restricted securities amounted to $6,392,618, which represented 0.9% of total net assets.
3	At November 30, 2014, the cost of investments for federal tax purposes was $715,326,952. The net unrealized appreciation of investments for federal tax purposes was $8,592,185. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,079,558 and net unrealized depreciation from investments for those securities having an excess of cost over value of $487,373.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2014, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Adjustable Rate Securities Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 21, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 21, 2015